Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025
Statement of Stockholders' Equity [Abstract]
Cash consideration	$ 1,604	$ 3,764	$ 203
Issuance costs	$ 48	$ 167	$ 6